Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill at period start	$ 5,190	$ 5,218
Spin-off of Park		91
Foreign currency translation	(30)	63
Goodwill at period end	5,160	5,190
Ownership [Member]
Goodwill [Roll Forward]
Goodwill at period start	104	184
Spin-off of Park		91
Foreign currency translation	(5)	11
Goodwill at period end	99	104
Management and franchise
Goodwill [Roll Forward]
Goodwill at period start	5,086	5,034
Spin-off of Park		0
Foreign currency translation	(25)	52
Goodwill at period end	$ 5,061	$ 5,086